Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023
C000018127
Account Value [Line Items]
Line Graph and Table Measure Name	Natixis Gateway Quality Income ETF
Account Value	$ 11,817	$ 11,925	$ 11,321	$ 11,464	$ 11,275	$ 11,172	$ 11,141	$ 10,810	$ 10,426	$ 10,879	$ 10,699	$ 10,358	$ 10,197
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 12,911	$ 13,226	$ 12,493	$ 12,607	$ 12,344	$ 12,051	$ 11,906	$ 11,494	$ 10,951	$ 11,417	$ 11,061	$ 10,501	$ 10,327